Cover Page	12 Months Ended
Dec. 31, 2022
Document Information [Line Items]
Document Type	S-4/A
Amendment Flag	true
Entity Registrant Name	FREEDOM ACQUISITION I CORP.
Entity Central Index Key	0001838987
Entity Incorporation, State or Country Code	E9
Entity Primary SIC Number	6770
Entity Tax Identification Number	00-0000000
Entity Address, Address Line One	14 Wall Street
Entity Address, Address Line Two	20th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10005
City Area Code	212
Local Phone Number	618-1798
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Description	AMENDMENT NO. 1
Business Contact [Member]
Document Information [Line Items]
Entity Address, Address Line One	14 Wall Street
Entity Address, Address Line Two	20th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10005
City Area Code	212
Local Phone Number	618-1798
Contact Personnel Name	Adam Gishen